S000034126 [Member] Average Annual Total Returns	12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended	159 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)	1.35%	1.70%
Bloomberg U.S. Treasury Bills: 1-3 Months Index
Prospectus [Line Items]
Average Annual Return, Percent	5.32%		2.48%	1.75%	1.33%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	5.79%		1.86%	2.31%	3.98%
Performance Inception Date					Sep. 30, 2011
Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.12%		(0.07%)	0.76%	2.45%
Performance Inception Date					Sep. 30, 2011
Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.40%		0.61%	1.10%	2.45%
Performance Inception Date					Sep. 30, 2011
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.00%		2.14%	2.61%	4.25%
Performance Inception Date					Sep. 30, 2011
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent	6.16%	2.08%
Performance Inception Date		Mar. 06, 2020